Federated Hermes Kaufmann Small Cap Fund
Portfolio of Investments
January 31, 2023 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—89.6%
		Communication Services—1.0%
2,500,000		Infrastrutture Wireless Italiane SPA	$ 27,408,326
1,500,000	[1]	Reservoir Media Management, Inc.	10,560,000
980,100	[1]	Tremor International Ltd., ADR	7,987,815
		TOTAL	45,956,141
		Consumer Discretionary—15.7%
1,025,000		Academy Sports and Outdoors, Inc.	59,880,500
200,000	[1,2]	Bowlero Corp.	2,750,000
100,000	[1]	Bright Horizons Family Solutions, Inc.	7,678,000
1,314,573	[1]	Chicos Fas, Inc.	6,927,800
540,000		Choice Hotels International, Inc.	66,360,600
4,000,000	[1]	CTOS LLC	28,320,000
734,720	[1,2]	Custom Truck One Source, Inc.	5,201,818
300,000	[1,2]	Dutch Bros, Inc.	11,433,000
245,000	[1]	Etsy, Inc.	33,707,100
1,205,109	[1,2]	European Wax Center, Inc.	22,704,253
1,580,300	[1]	First Watch Restaurant Group, Inc.	25,600,860
400,000	[1]	Floor & Decor Holdings, Inc.	36,308,000
625,000	[1,2]	Lovesac Co./The	16,087,500
950,000	[1,2]	Mister Car Wash, Inc.	9,756,500
271,200		Moncler S.p.A.	16,990,550
32,404,127		NagaCorp Ltd.	29,491,845
582,800	[1,2]	National Vision Holdings, Inc.	23,953,080
1,010,000	[1]	Planet Fitness, Inc.	85,496,500
494,500	[1,2]	Revolve Group, Inc.	14,113,030
500,000	[1]	Six Flags Entertainment Corp.	13,425,000
1,400,000	[1]	Sportradar Group AG	17,570,000
166,000		Vail Resorts, Inc.	43,548,440
500,000		Wingstop, Inc.	79,235,000
1,740,000	[1]	Xponential Fitness, Inc.	47,815,200
804,700	[1]	YETI Holdings, Inc.	36,018,372
		TOTAL	740,372,948
		Consumer Staples—1.3%
100,948	[1]	Chefs Warehouse, Inc.	3,859,242
850,200	[1]	Grocery Outlet Holding Corp.	25,837,578
1,200,000	[1]	The Duckhorn Portfolio, Inc.	19,416,000
770,000	[1]	Vital Farms, Inc.	13,536,600
		TOTAL	62,649,420
		Energy—3.4%
542,400		Cactus, Inc.	29,349,264
1,035,000		Matador Resources Co.	68,475,600
1,650,000		New Fortress Energy, Inc.	64,003,500
		TOTAL	161,828,364
		Financials—6.5%
745,038	[2]	AFC Gamma, Inc.	11,697,097
625,000		Ares Management Corp.	51,868,750

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Financials—continued
925,000		Artisan Partners Asset Management, Inc.	$ 34,058,500
1,889,026	[1]	CrossFirst Bankshares, Inc.	25,501,851
2,265,000		FinecoBank Banca Fineco SPA	40,597,462
865,000		Hamilton Lane, Inc.	67,348,900
3,181,933	[2]	P10, Inc.	35,955,843
200,000	[1,2]	Skyward Specialty Insurance Group, Inc.	3,702,000
1,179,109		StepStone Group, Inc.	34,418,192
		TOTAL	305,148,595
		Health Care—30.3%
184,255	[1]	89Bio, Inc.	2,152,098
58,000	[1]	Akero Therapeutics, Inc.	2,871,000
1,006,948	[1]	Alector, Inc.	8,881,281
1,999,600	[1]	Amphastar Pharmaceuticals, Inc.	60,507,896
731,462	[1]	Amylyx Pharmaceuticals, Inc.	28,665,996
682,002	[1,2]	AnaptysBio, Inc.	16,975,030
1,000,000	[1]	Annexon, Inc.	7,140,000
275,000	[1]	Apellis Pharmaceuticals, Inc.	14,500,750
2,194,945	[1,2]	Arcturus Therapeutics Holdings, Inc.	46,379,188
425,914	[1]	Argenx SE	161,915,895
139,000	[1]	Argenx SE, ADR	53,132,750
2,900,000	[1]	aTyr Pharma, Inc.	6,670,000
1,111,700	[1]	Avidity Biosciences LLC	26,347,290
661,070	[1]	CASI Pharmaceuticals, Inc.	1,348,583
293,000	[1,2]	Century Therapeutics, Inc.	1,339,010
338,980	[1]	Century Therapeutics, Inc.	1,549,139
1,957,807	[3]	CeQur SA	10,922,959
2,000,000	[1]	Cerevel Therapeutics Holdings	68,300,000
120,000	[1]	Charles River Laboratories International, Inc.	29,190,000
405,000	[1]	Chinook Therapeutics, Inc.	10,234,350
190,200	[1,3]	Clementia Pharmaceuticals, Inc., Rights	0
1,950,000	[1,2,3]	Contra Akouos, Inc., Rights	1,540,500
308,000	[1,2]	CRISPR Therapeutics AG	15,714,160
364,570	[1]	Cryoport, Inc.	8,323,133
164,500	[1]	Cytokinetics, Inc.	6,987,960
650,000	[1]	Denali Therapeutics, Inc.	19,675,500
358,220	[1]	Dexcom, Inc.	38,361,780
5,848,585	[1,2]	Dynavax Technologies Corp.	66,556,897
200,000	[1]	EDAP TMS SA, ADR	2,200,000
750,000	[1]	Evotec SE, ADR	7,395,000
1,000,000	[1]	Frequency Therapeutics, Inc.	4,540,000
2,510,000	[1,2]	Fusion Pharmaceuticals, Inc.	7,605,300
645,000	[1]	Galapagos N.V.	28,432,859
600,338	[1]	Gracell Biotechnologies, Inc., ADR	1,290,727
406,308	[1]	Graphite Bio, Inc.	873,562
285,800	[1]	Guardant Health, Inc.	8,982,694
1,607,500	[1]	IDEAYA Biosciences, Inc.	27,375,725
404,786	[1]	Immatics N.V.	3,282,814
247,016		Immatics N.V.—Restricted	2,003,300
74,361	[1]	Immunocore Holdings Ltd., ADR	4,556,098
240,000	[1]	Inspire Medical Systems, Inc.	60,734,400

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
72,500	[1]	Insulet Corp.	$ 20,830,700
1,000,000	[1]	Intellia Therapeutics, Inc.	42,440,000
188,702	[1,3]	Laronde, Inc.	4,092,022
1,162,500	[1]	Legend Biotech Corp., ADR	58,706,250
1,620,439	[1,2]	Merus N.V.	25,278,848
534,050	[1]	Minerva Neurosciences, Inc.	1,276,380
322,950	[1]	Moonlake Immunotherapeutics	3,859,253
425,000	[1]	Morphic Holding, Inc.	13,910,250
185,000	[1]	Natera, Inc.	7,942,050
660,900	[1]	Orchard Therapeutics PLC	367,857
100,000	[1]	Penumbra, Inc.	25,041,000
142,400	[1]	Privia Health Group, Inc.	3,850,496
229,325	[1]	Prometheus Biosciences, Inc.	26,065,080
5,761	[1,2]	Protalix Biotherapeutics, Inc.	8,987
1,378,500		Regulus Therapeutics, Inc.	1,985,040
1,513,500	[1]	Regulus Therapeutics, Inc.	2,179,440
255,000	[1]	Repligen Corp.	47,251,500
3,310,800	[1]	Rezolute, Inc.	8,508,756
1,855,626	[1,2]	Rhythm Pharmaceuticals, Inc.	50,751,371
336,300	[1]	Sarepta Therapeutics, Inc.	42,027,411
3,593,000	[1,2]	Scynexis, Inc.	6,593,155
4,964,241	[1]	Seres Therapeutics, Inc.	27,154,398
1,280,000	[1]	Ultragenyx Pharmaceutical, Inc.	58,022,400
822,570	[3]	United Therapeutics Corp.	0
187,800	[1]	Veeva Systems, Inc.	32,029,290
934,389	[1,2]	Verve Therapeutics, Inc.	21,257,350
800,110	[1,2]	Zentalis Pharmaceuticals, LLC	18,882,596
		TOTAL	1,425,767,504
		Industrials—9.6%
441,012		Advanced Drainage System, Inc.	44,471,650
1,793,594	[2]	Aris Water Solutions, Inc.	27,782,771
171,300	[1]	Chart Industries, Inc.	22,950,774
345,000		Comfort Systems USA, Inc.	41,758,800
452,000	[1]	CoStar Group, Inc.	35,210,800
737,900	[1]	Evoqua Water Technologies Corp.	35,795,529
255,000	[1]	Fiverr International Ltd.	9,457,950
200,800	[1]	GMS, Inc.	11,911,456
765,000	[1]	GXO Logistics, Inc.	40,032,450
271,700		Herc Holdings, Inc.	42,200,444
381,119	[1]	Mercury Systems, Inc.	19,050,233
1,147,800	[1]	Montrose Environmental Group, Inc.	62,164,848
149,185	[1]	MYR Group, Inc.	14,778,266
209,500	[1]	Trex Co., Inc.	11,044,840
1,200,000	[1]	Upwork, Inc.	15,552,000
391,000	[1]	XPO Logistics, Inc.	15,585,260
		TOTAL	449,748,071
		Information Technology—11.7%
1,538,110	[1]	Allegro MicroSystems, Inc.	58,709,659
750,000	[1]	Alteryx, Inc.	41,617,500
397,500	[1]	Blackline, Inc.	28,540,500

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Information Technology—continued
695,000	[1]	Camtek Ltd.	$ 18,063,050
400,000	[1]	Coupa Software, Inc.	31,968,000
549,449	[1]	Docebo, Inc.	20,928,512
700,000	[1]	Domo, Inc.	10,857,000
390,000	[1]	Endava PLC, ADR	34,269,300
350,000	[1]	Envestnet, Inc.	22,750,000
150,000	[1]	Everbridge, Inc.	4,794,000
384,500	[1]	Novanta, Inc.	62,085,215
300,000	[1]	Okta, Inc.	22,083,000
495,000	[1]	Q2 Holdings, Inc.	16,196,400
300,000	[1]	Rapid7, Inc.	11,961,000
68,900	[1]	Rogers Corp.	9,617,751
391,498,168	[1,2]	Seeing Machines Ltd.	33,924,123
343,000	[1]	Shopify, Inc.	16,899,610
1,316,094	[1]	ShotSpotter, Inc.	50,735,424
800,000	[1]	Smartsheet, Inc.	34,568,000
35,000	[1]	SPS Commerce, Inc.	4,762,800
46,900	[1]	Tyler Technologies, Inc.	15,137,913
		TOTAL	550,468,757
		Materials—2.6%
750,000	[1]	Aspen Aerogels, Inc.	7,875,000
880,000	[1]	ATI, Inc.	32,023,200
968,000	[1,2]	Livent Corp.	25,090,560
195,000	[2]	Scotts Miracle-Gro Co.	14,077,050
1,350,000	[1,2]	SilverCrest Metals, Inc.	8,815,500
270,000		Westlake Corp.	33,142,500
		TOTAL	121,023,810
		Real Estate—7.5%
1,000,000		Americold Realty Trust, Inc.	31,410,000
1,825,000		Easterly Government Properties, Inc.	29,638,000
770,000		Gaming and Leisure Properties, Inc.	41,241,200
445,000		Lamar Advertising Co.	47,410,300
400,000		National Storage Affiliates Trust	16,320,000
1,475,000		Physicians Realty Trust	23,393,500
750,000		Ryman Hospitality Properties	69,667,500
1,225,000		STAG Industrial, Inc.	43,610,000
1,425,000		VICI Properties, Inc.	48,706,500
		TOTAL	351,397,000
		TOTAL COMMON STOCKS (IDENTIFIED COST $2,988,820,366)	4,214,360,610
		CORPORATE BONDS—0.4%
		Consumer Discretionary—0.3%
$ 13,000,000		NagaCorp Ltd., Sr. Unsecd. Note, 7.950%, 7/6/2024	12,090,000
		Health Care—0.0%
3,000,000		Cryoport, Inc., Conv. Bond, 0.750%, 12/1/2026	2,391,198
		Industrials—0.1%
3,000,000		Fiverr International Ltd., Conv. Bond, 0.000%, 11/1/2025	2,567,799
3,000,000		Upwork, Inc., Conv. Bond, 0.250%, 8/15/2026	2,368,752
		TOTAL	4,936,551
		TOTAL CORPORATE BONDS (IDENTIFIED COST $19,279,366)	19,417,749

Shares or Principal Amount			Value
	[1]	WARRANTS—0.1%
		Health Care—0.1%
176,600		Catabasis Pharmaceuticals, Inc., Warrants 6/22/2023	$ 106
129,500		Catabasis Pharmaceuticals, Inc., Warrants 2/8/2024	26,081
2,247,188		ContraFect Corp., Warrants 5/27/2023	0
200,000		Immatics N.V., Warrants 12/31/2025	494,000
193,334		Rezolute, Inc., Warrants 10/8/2027	152,444
64,800		Rezolute, Inc., Warrants 1/1/2099	166,536
1,685,800		Rezolute, Inc., Warrants 12/31/2099	4,332,506
15,480		Scynexis, Inc., Warrants 3/8/2023	0
720,500		Scynexis, Inc., Warrants 5/21/2024	48,129
1,441,000		Scynexis, Inc., Warrants 1/1/2099	2,644,235
165,355		Scynexis, Inc., Warrants 4/26/2029	179,741
		TOTAL WARRANTS (IDENTIFIED COST $16,449,911)	8,043,778
		INVESTMENT COMPANIES—12.6%
45,418,389		Federated Hermes Government Obligations Fund, Premier Shares, 4.19%[4]	45,418,389
546,953,868		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 4.41%[4]	546,953,868
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $592,119,862)	592,372,257
		TOTAL INVESTMENT IN SECURITIES—102.7% (IDENTIFIED COST $3,616,669,505)	4,834,194,394
		OTHER ASSETS AND LIABILITIES - NET—(2.7)%[5]	(129,362,447)
		TOTAL NET ASSETS—100%	$4,704,831,947
An affiliated company is a company in which the Fund, alone or in combination with other Federated Hermes funds, has ownership of at least 5% of the voting shares. Transactions with the affiliated companies during the period ended January 31, 2023, were as follows:
Affiliated	Value as of 10/31/2022	Purchases at Cost*	Proceeds from Sales*	Change in Unrealized Appreciation/ Depreciation*	Net Realized Gain/ (Loss)*	Value as of 1/31/2023	Shares Held as of 1/31/2023	Dividend Income*
Communication Services:
Reservoir Media Management, Inc.**	$8,700,000	$—	$—	$1,860,000	$—	$10,560,000	1,500,000	$—
Consumer Discretionary:
Xponential Fitness, Inc.	$36,281,250	$—	$(3,473,098)	$14,126,413	$880,635	$47,815,200	1,740,000	$—
Financials:
P10, Inc.	$33,060,284	$—	$—	$2,895,559	$—	$35,955,843	3,181,933	$95,458
Health Care:
Alector, Inc.**	$13,800,000	$—	$(4,157,184)	$4,475,850	$(5,237,385)	$8,881,281	1,006,948	$—
Amphastar Pharmaceuticals, Inc.	$61,787,640	$—	$—	$(1,279,744)	$—	$60,507,896	1,999,600	$—
AnaptysBio, Inc.**	$34,211,196	$—	$(12,429,640)	$(3,300,952)	$(1,505,574)	$16,975,030	682,002	$—
Annexon, Inc.	$4,780,000	$—	$—	$2,360,000	$—	$7,140,000	1,000,000	$—
Arcturus Therapeutics Holdings, Inc.	$27,227,857	$16,157,620	$(4,932,122)	$14,479,453	$(6,553,620)	$46,379,188	2,194,945	$—
aTyr Pharma, Inc.	$7,163,000	$—	$—	$(493,000)	$—	$6,670,000	2,900,000	$—
CASI Pharmaceuticals, Inc.**	$1,937,724	$—	$(637,480)	$6,611,821	$(6,563,482)	$1,348,583	661,070	$—
Dynavax Technologies Corp.	$66,966,298	$—	$—	$(409,401)	$—	$66,556,897	5,848,585	$—
Fusion Pharmaceuticals, Inc.	$6,212,250	$—	$—	$1,393,050	$—	$7,605,300	2,510,000	$—
IDEAYA Biosciences, Inc.	$27,150,675	$—	$—	$225,050	$—	$27,375,725	1,607,500	$—
Merus N.V.	$41,770,800	$2,630,334	$(8,633,116)	$(3,937,540)	$(6,551,630)	$25,278,848	1,620,439	$—
Minerva Neurosciences, Inc.	$1,415,233	$—	$—	$(138,853)	$—	$1,276,380	534,050	$—
Orchard Therapeutics PLC	$298,859	$—	$—	$68,998	$—	$367,857	660,900	$—
Regulus Therapeutics, Inc.	$2,136,675	$—	$—	$(151,635)	$—	$1,985,040	1,378,500	$—
Regulus Therapeutics, Inc.	$2,345,925	$—	$—	$(166,485)	$—	$2,179,440	1,513,500	$—
Rezolute, Inc.	$5,595,252	$—	$—	$2,913,504	$—	$8,508,756	3,310,800	$—

Affiliated	Value as of 10/31/2022	Purchases at Cost*	Proceeds from Sales*	Change in Unrealized Appreciation/ Depreciation*	Net Realized Gain/ (Loss)*	Value as of 1/31/2023	Shares Held as of 1/31/2023	Dividend Income*
Rezolute, Inc., Warrants 10/8/2027	$102,506	$—	$—	$49,938	$—	$152,444	193,334	$—
Rezolute, Inc., Warrants 1/1/2099	$109,512	$—	$—	$57,024	$—	$166,536	64,800	$—
Rezolute, Inc., Warrants 12/31/2099	$2,849,002	$—	$—	$1,483,504	$—	$4,332,506	1,685,800	$—
Rhythm Pharmaceuticals, Inc.	$59,083,454	$—	$(15,119,695)	$4,453,417	$2,334,195	$50,751,371	1,855,626	$—
Scynexis, Inc.	$8,299,830	$—	$—	$(1,706,675)	$—	$6,593,155	3,593,000	$—
Scynexis, Inc., Warrants 3/8/2023	$—	$—	$—	$—	$—	$—	15,480	$—
Scynexis, Inc., Warrants 5/21/2024	$115,208	$—	$—	$(67,079)	$—	$48,129	720,500	$—
Scynexis, Inc., Warrants 1/1/2099	$3,328,710	$—	$—	$(684,475)	$—	$2,644,235	1,441,000	$—
Scynexis, Inc., Warrants 4/26/2029	$238,458	$—	$—	$(58,717)	$—	$179,741	165,355	$—
Seres Therapeutics, Inc.	$53,160,000	$—	$(5,598,343)	$(20,290,942)	$(116,317)	$27,154,398	4,964,241	$—
Ultragenyx Pharmaceutical, Inc.**	$62,713,000	$—	$(11,556,978)	$19,497,672	$(12,631,294)	$58,022,400	1,280,000	$—
Industrials:
Aris Water Solutions, Inc.	$44,083,858	$—	$(12,413,257)	$(2,778,300)	$(1,109,530)	$27,782,771	1,793,594	$—
Information Technology:
Seeing Machines Ltd.	$30,028,454	$—	$—	$3,895,669	$—	$33,924,123	391,498,168	$—
ShotSpotter, Inc.	$50,163,800	$—	$(153,589)	$757,646	$(32,433)	$50,735,424	1,316,094	$—
Affiliated issuers no longer in the portfolio at period end	$71,022,564	$—	$(88,021,397)	$6,337,626	$10,661,207	$—	—	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$768,139,274	$18,787,954	$(167,125,899)	$52,478,396	$(26,425,228)	$645,854,497	446,437,764	$95,458

*	A portion of the amount shown was recorded when the Fund no longer had ownership of at least 5% of the voting shares.
**	At January 31, 2023, the Fund no longer has ownership of at least 5% of the voting shares.
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended January 31, 2023, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Value as of 10/31/2022	$54,752,001	$539,478,128	$594,230,129
Purchases at Cost	$121,573,568	$410,560,632	$532,134,200
Proceeds from Sales	$(130,907,180)	$(403,389,182)	$(534,296,362)
Change in Unrealized Appreciation/Depreciation	$—	$268,867	$268,867
Net Realized Gain/(Loss)	$—	$35,423	$35,423
Value as of 1/31/2023	$45,418,389	$546,953,868	$592,372,257
Shares Held as of 1/31/2023	45,418,389	546,953,868	592,372,257
Dividend Income	$561,013	$5,453,439	$6,014,452

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of January 31, 2023, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$134,125,149	$135,552,746

3
Market quotations and price evaluations may not be available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Fund’s Adviser acting through its Valuation Committee.

4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2023.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Adviser”).
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Fund’s Board of Trustees (the “Trustees”) have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$3,479,945,917	$—	$5,632,522	$3,485,578,439
International	379,098,152	338,761,060	10,922,959	728,782,171
Debt Securities:
Corporate Bonds	—	19,417,749	—	19,417,749
Warrants	4,993,042	3,050,736	—	8,043,778
Investment Companies	592,372,257	—	—	592,372,257
TOTAL SECURITIES	$4,456,409,368	$361,229,545	$16,555,481	$4,834,194,394

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt